Other Intangible Assets (Schedule Of Estimated Amortization Expenses) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Other Intangible Assets [Abstract]
2012	€ 5,054
2013	4,279
2014	2,784
2015	1,640
2016	860
2017	159
Total	€ 14,776
Minimum amortization period of other intangible assets, in years	3
Maximum amortization period of other intangible assets, in years	7